CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 522,078	¥ 765,551
Accounts receivable	963,001	762,411
Credit card receivables	189,163	160,446
Less: Allowance for doubtful accounts	(23,550)	(18,021)
Total accounts receivable and credit card receivables, net	1,128,614	904,836
Inventories	146,563	146,357
Deferred tax assets	76,858	83,609
Total current assets	2,358,261	2,155,299
Property, plant and equipment:
Wireless telecommunications equipment	5,700,951	5,569,818
Buildings and structures	867,553	845,588
Tools, furniture and fixtures	520,469	507,914
Land	199,802	198,842
Construction in progress	133,068	95,251
Sub-total	7,421,843	7,217,413
Accumulated depreciation and amortization	(4,885,546)	(4,694,094)
Total property, plant and equipment, net	2,536,297	2,523,319
Non-current investments and other assets:
Investments in affiliates	480,111	525,456
Marketable securities and other investments	128,389	128,138
Intangible assets, net	680,831	672,256
Goodwill	204,890	205,573
Other assets	255,747	249,919
Deferred tax assets	303,556	331,633
Total non-current investments and other assets	2,053,524	2,112,975
Total assets	6,948,082	6,791,593
Current liabilities:
Current portion of long-term debt	75,428	173,102
Short-term borrowings	733	276
Accrued payroll	55,917	54,801
Accrued interest	767	916
Accrued income taxes	150,327	162,032
Total current liabilities	1,154,003	1,123,168
Long-term liabilities:
Long-term debt (exclusive of current portion)	180,519	255,000
Accrued liabilities for point programs	173,136	199,587
Liability for employees' retirement benefits	160,107	152,647
Total long-term liabilities	685,308	790,831
Total liabilities	1,839,311	1,913,999
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 188,130,000 shares at March 31, 2011 and 2012 Issued shares 43,650,000 shares at March 31, 2011 and 2012 Outstanding shares 41,467,601 shares at March 31, 2011 and 2012	949,680	949,680
Additional paid-in capital	732,592	732,914
Retained earnings	3,861,952	3,621,965
Accumulated other comprehensive income (loss)	(104,529)	(76,955)
Treasury stock 2,182,399 shares at March 31, 2011 and 2012	(377,168)	(377,168)
Total NTT DOCOMO, INC. shareholders' equity	5,062,527	4,850,436
Noncontrolling interests	46,244	27,158
Total equity	5,108,771	4,877,594
Commitments and contingencies
Total liabilities and equity	6,948,082	6,791,593
Third parties
Current assets:
Short-term investments	281,504	141,028
Accounts receivable	952,795	751,809
Prepaid expenses and other current assets	106,028	107,380
Non-current investments and other assets:
Other assets	236,763	220,232
Current liabilities:
Accounts payable, trade	607,403	495,842
Other current liabilities	130,037	120,993
Long-term liabilities:
Other long-term liabilities	169,459	181,275
Related parties
Current assets:
Short-term investments	90,000
Accounts receivable	10,206	10,602
Prepaid expenses and other current assets	6,616	6,538
Non-current investments and other assets:
Other assets	18,984	29,687
Current liabilities:
Accounts payable, trade	131,380	113,495
Other current liabilities	2,011	1,711
Long-term liabilities:
Other long-term liabilities	¥ 2,087	¥ 2,322